MORGAN STANLEY DEAN WITTER STRATEGIST FUND
LETTER TO THE SHAREHOLDERS January 31, 2000
Two World Trade Center, New York, New York 10048

DEAR SHAREHOLDER:

During the six-month period ended January 31, 2000, the financial markets continued to trade in the volatile pattern that has been characteristic of the last three years. Amid this increase in volatility, the equity markets reached new highs during the period, while fixed-income investments continued to decline in value within an environment of rising interest rates.

The second half of 1999 ushered in a period of concern surrounding the Y2K computer bug and its potential impact on information technology systems around the globe. As a result, equity markets weakened during the third quarter of 1999, with the Standard & Poor's 500 Composite Stock Price Index (S&P 500) falling by more than 6 percent. By the fourth quarter, however, investors gradually shifted their attention back to profitability and the business cycle, which accelerated dramatically through year-end. With Y2K issues eclipsed by strong global demand for telecommunications and technology solutions, the equity markets rallied powerfully in December and January.


PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended January 31, 2000, Morgan Stanley Dean Witter Strategist Fund's Class B shares posted a total return of 12.06 percent compared to 5.59 percent for the S&P 500 and 0.38 percent for the Lehman Brothers Government/Corporate Bond Index. For the same period, the Fund's Class A, C and D shares returned 12.45 percent, 12.02 percent and 12.58 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.


During the period under review, the Fund's asset allocation was adjusted to reflect increased concerns over rising equity valuations. The Fund's mandate as a fully flexible asset allocation portfolio is to seek the optimal mix of stocks, bonds and cash needed to achieve a competitive total return with less overall volatility than a single asset class fund.

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
LETTER TO THE SHAREHOLDERS January 31, 2000, continued

To more aptly reflect the rise in equity valuations, especially in the leadership sectors of technology and telecommunications, the Fund's equity holdings were reduced from an overweighted position of 70 percent of total assets to a neutral weight of 55 percent. The bond allocation, at 20 percent of assets, remained unchanged, while cash reserves were allowed to rise to an overweighted position of 25 percent of total assets. The benchmark blend, or equally weighted portfolio allocation, is generally regarded to be 55 percent equities, 35 percent bonds and 10 percent cash.

The Fund's equity portion continues to focus on sectors with outstanding earnings growth potential such as technology - including software and telecommunications - health care, with an emphasis on biotechnology, consumer cyclicals and energy, including oil services. Among the Fund's largest equity positions are PE Celera Genomics (biotechnology), PE Biosystems (analysis devices), Sun Microsystems (computer systems), Johnson & Johnson (health care) and Microsoft (software).

At the end of January, the Fund's fixed-income portfolio was comprised of 79 issues, with U.S. government-issued and government agency bonds representing 62 percent of the total fixed-income portfolio and corporate-issued paper accounting for 38 percent. The portfolio's average yield was 7.08 percent, while the average maturity was 9.84 years. Average duration, a measurement of bond price sensitivity to interest-rate movements, was 5.37 years.

LOOKING AHEAD

After a long period of strong performance for equity markets as a whole, as well as a genuine lack of investor interest in bond markets this past year, we anticipate a more volatile and challenging year ahead as investors more frequently gravitate toward the most profitable asset class. As valuation levels have climbed, especially for growth stocks, so have expectations that the companies that represent these sectors can continue to perform at high levels of profitability. We believe that a diversified portfolio of stocks, bonds and cash, representing many different sectors, can protect the investor against the volatility of any single asset class while still providing competitive total returns over the long term.

We appreciate your ongoing support of Morgan Stanley Dean Witter Strategist Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo                 /s/ Mitchell M. Merin
CHARLES A. FIUMEFREDDO                     MITCHELL M. MERIN
Chairman of the Board                      President

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FUND PERFORMANCE January 31, 2000, continued

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


                        CLASS A SHARES*
---------------------------------------------------------------
PERIOD ENDED 1/31/00
---------------------------
1 Year                              18.93%(1)        12.68%(2)
Since Inception (7/28/97)           15.33%(1)        12.88%(2)



                       CLASS C SHARES+
---------------------------------------------------------------
PERIOD ENDED 1/31/00
---------------------------
1 Year                              17.99%(1)        16.99%(2)
Since Inception (7/28/97)           14.46%(1)        14.46%(2)






                    CLASS B SHARES**
---------------------------------------------------------
PERIOD ENDED 1/31/00
---------------------
1 Year                        18.09%(1)        13.09%(2)
5 Years                       18.18%(1)        17.97%(2)
10 Years                      14.26%(1)        14.26%(2)


              CLASS D SHARES++
-----------------------------------------------
PERIOD ENDED 1/31/00
---------------------------
1 Year                              19.16%(1)
Since Inception (7/28/97)           15.60%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*    The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.

++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS January 31, 2000 (unaudited) continued




    NUMBER OF
      SHARES                                                        VALUE
-----------------                                            -------------------
                    COMMON STOCKS (65.1%)
                    Advertising (0.1%)
   40,000           Young & Rubicam, Inc. ................   $    2,155,000
                                                             --------------
                    Auto Parts: O.E.M. (0.8%)
1,000,000           Delphi Automotive Systems Corp.              17,312,500
                                                             --------------
                    Beverages - Non-Alcoholic (1.9%)
1,110,000           Coca-Cola Enterprises Inc. ...........       28,027,500
  413,000           PepsiCo, Inc. ........................       14,093,625
                                                             --------------
                                                                 42,121,125
                                                             --------------
                    Biotechnology (6.1%)
   70,000           Affymetrix, Inc.* ....................       16,205,000
  280,000           Human Genome Sciences, Inc.* .........       27,475,000
  360,000           PE Corporation-Celera Genomics
                      Group ..............................       72,517,500
  160,000           QLT Phototherapeutics, Inc.
                      (Canada)* ..........................       10,960,000
  130,000           Trimeris, Inc.* ......................        6,873,750
                                                             --------------
                                                                134,031,250
                                                             --------------
                    Building Materials/DIY Chains (0.8%)
  314,040           Home Depot, Inc. (The) ...............       17,782,515
                                                             --------------
                    Cable Television (1.5%)
  200,000           EchoStar Communications Corp.
                      (Class A)* .........................       16,275,000
  205,000           MediaOne Group, Inc.* ................       16,297,500
                                                             --------------
                                                                 32,572,500
                                                             --------------
                    Casino/Gambling (0.6%)
1,160,000           Park Place Entertainment Corp.* ......       12,180,000
                                                             --------------
                    Catalog/Specialty Distribution (0.1%)
  200,000           Webvan Group Inc.* ...................        3,000,000
                                                             --------------
                    Cellular Telephone (1.6%)
  400,000           Vodafone AirTouch PLC (ADR)
                      (United Kingdom) ...................       22,400,000
  100,000           Voicestream Wireless Corp.* ..........       11,731,250
                                                             --------------
                                                                 34,131,250
                                                             --------------
                    Clothing/Shoe/Accessory Stores (0.7%)
  359,585           Gap, Inc. (The) ......................       16,068,955
                                                             --------------
                    Computer Communications (1.1%)
  226,534           Cisco Systems, Inc.* .................       24,791,315
                                                             --------------
                    Computer Software (3.0%)
  156,000           Adobe Systems, Inc. ..................        8,580,000
  400,000           Microsoft Corp.* .....................       39,125,000
  550,000           Novell, Inc.* ........................       18,356,250
                                                             --------------
                                                                 66,061,250
                                                             --------------


    NUMBER OF
      SHARES                                                        VALUE
-----------------                                            -------------------
                    Construction/Agricultural
                      Equipment/Trucks (1.0%)
  300,000           Caterpillar, Inc. ....................   $   12,731,250
  240,000           PACCAR, Inc. .........................        9,930,000
                                                             --------------
                                                                 22,661,250
                                                             --------------
                    Consumer Electronics/Appliances (1.2%)
  173,600           Maytag Corp. .........................        7,030,800
  331,900           Whirlpool Corp. ......................       19,333,175
                                                             --------------
                                                                 26,363,975
                                                             --------------
                    Contract Drilling (1.2%)
  620,000           Diamond Offshore Drilling, Inc. ......       17,166,250
  281,696           Transocean Sedco Forex Inc. ..........        8,961,454
                                                             --------------
                                                                 26,127,704
                                                             --------------
                    Discount Chains (0.7%)
  330,040           Costco Wholesale Corp.* ..............       16,151,332
                                                             --------------
                    Diversified Financial Services (2.2%)
  100,000           American Express Co. .................       16,481,250
  430,000           AXA Financial, Inc. ..................       14,001,875
  324,337           Citigroup, Inc. ......................       18,629,106
                                                             --------------
                                                                 49,112,231
                                                             --------------
                    Diversified Manufacturing (0.9%)
  399,056           Honeywell International Inc. .........       19,154,688
                                                             --------------
                    E.D.P. Peripherals (1.2%)
  244,000           EMC Corp.* ...........................       25,986,000
                                                             --------------
                    Electronic Data Processing (3.9%)
  800,000           Compaq Computer Corp. ................       21,900,000
  150,000           Hewlett-Packard Co. ..................       16,237,500
  600,000           Sun Microsystems, Inc.* ..............       47,100,000
                                                             --------------
                                                                 85,237,500
                                                             --------------
                    Electronic Production Equipment (0.9%)
  300,000           Jabil Circuit, Inc.* .................       18,975,000
                                                             --------------
                    Integrated Oil Companies (1.9%)
  170,000           Atlantic Richfield Co. ...............       13,090,000
  147,506           Exxon Mobil Corp. ....................       12,316,751
  273,400           Kerr-McGee Corp. .....................       15,139,525
                                                             --------------
                                                                 40,546,276
                                                             --------------
                    Internet Services (1.4%)
  180,000           America Online, Inc.* ................       10,248,750
  100,000           At Home Corp. (Series A)* ............        3,600,000
  160,000           Inktomi Corp.* .......................       15,910,000
                                                             --------------
                                                                 29,758,750
                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS January 31, 2000 (unaudited) continued




    NUMBER OF
      SHARES                                                        VALUE
-----------------                                            -------------------
                    Investment Bankers/Brokers/
                      Services (0.5%)
    130,000         Merrill Lynch & Co., Inc. ............   $   11,277,500
                                                             --------------
                    Major Banks (2.4%)
    205,700         Chase Manhattan Corp. ................       16,545,994
    550,000         Mellon Financial Corp. ...............       18,871,875
    400,000         Wells Fargo & Co. ....................       16,000,000
                                                             --------------
                                                                 51,417,869
                                                             --------------
                    Major Chemicals (1.0%)
    104,000         Dow Chemical Co. .....................       12,116,000
    180,880         Du Pont (E.I.) de Nemours & Co.,
                      Inc. ...............................       10,671,920
                                                             --------------
                                                                 22,787,920
                                                             --------------
                    Major Pharmaceuticals (4.5%)
    124,880         Abbott Laboratories ..................        4,074,210
    320,784         Johnson & Johnson ....................       27,607,473
    300,000         Merck & Co., Inc. ....................       23,643,750
    600,000         Pfizer, Inc. .........................       21,825,000
    215,810         Warner-Lambert Co. ...................       20,488,462
                                                             --------------
                                                                 97,638,895
                                                             --------------
                    Major U.S. Telecommunications (0.8%)
    330,000         AT&T Corp. ...........................       17,407,500
                                                             --------------
                    Managed Health Care (0.1%)
     40,000         Wellpoint Health Networks, Inc.*......        2,720,000
                                                             --------------
                    Media Conglomerates (0.8%)
    462,060         Disney (Walt) Co. ....................       16,778,554
                                                             --------------
                    Medical Specialties (0.3%)
    100,000         Baxter International, Inc. ...........        6,387,500
                                                             --------------
                    Military/Gov't/Technical (1.1%)
    208,240         General Motors Corp. (Class H)* ......       23,427,000
                                                             --------------
                    Motor Vehicles (0.8%)
    360,650         Ford Motor Co. .......................       17,942,337
                                                             --------------
                    Multi-Line Insurance (1.3%)
    265,625         American International Group,
                      Inc. ...............................       27,658,203
                                                             --------------
                    Multi-Sector Companies (0.6%)
    104,720         General Electric Co. .................       13,967,030
                                                             --------------
                    Oilfield Services/Equipment (1.5%)
    200,000         Schlumberger Ltd. ....................       12,212,500
    400,000         Smith International, Inc.* ...........       20,525,000
                                                             --------------
                                                                 32,737,500
                                                             --------------


    NUMBER OF
      SHARES                                                        VALUE
-----------------                                            -------------------
                    Other Specialty Stores (1.1%)
    442,720         Bed Bath & Beyond, Inc.* .............   $   12,036,450
    395,400         Williams-Sonoma, Inc.* ...............       12,529,238
                                                             --------------
                                                                 24,565,688
                                                             --------------
                    Other Telecommunications (0.8%)
    150,000         Level 3 Communications, Inc.* ........       17,690,625
                                                             --------------
                    Package Goods/Cosmetics (0.9%)
    326,200         Colgate-Palmolive Co. ................       19,327,350
                                                             --------------
                    Packaged Foods (0.6%)
    453,040         General Mills, Inc. ..................       14,129,185
                                                             --------------
                    Paper (1.4%)
    260,000         Boise Cascade Corp. ..................        9,197,500
    291,090         Champion International Corp. .........       17,028,765
    130,000         Willamette Industries, Inc. ..........        5,330,000
                                                             --------------
                                                                 31,556,265
                                                             --------------
                    Precious Metals (2.0%)
  500,000           Barrick Gold Corp. (Canada) ..........        8,187,500
1,220,000           Homestake Mining Co. .................        8,082,500
  790,000           Newmont Mining Corp. .................       16,096,250
1,160,000           Placer Dome Inc. (Canada) ............       10,440,000
                                                             --------------
                                                                 42,806,250
                                                             --------------
                    Precision Instruments (2.8%)
  400,000           PE Corporation-PE Biosystems
                      Group ..............................       59,900,000
                                                             --------------
                    Savings & Loan Associations (0.8%)
  582,420           Golden West Financial Corp. ..........       17,144,989
                                                             --------------
                    Semiconductors (2.6%)
  154,080           Intel Corp. ..........................       15,234,660
  100,000           Micron Technology, Inc.* .............        6,218,750
  100,000           PMC - Sierra, Inc. (Canada)* .........       18,043,750
  100,000           STMicroelectronics NV
                      (Netherlands) ......................       16,837,500
                                                             --------------
                                                                 56,334,660
                                                             --------------
                    Steel/Iron Ore (0.9%)
3,000,000           Bethlehem Steel Corp.* ...............       20,437,500
                                                             --------------
                    Telecommunication Equipment (0.7%)
  115,000           Motorola, Inc. .......................       15,726,250
                                                             --------------
                    TOTAL COMMON STOCKS
                    (Identified Cost $922,493,565) .......    1,424,048,936
                                                             --------------



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS January 31, 2000 (unaudited) continued

   PRINCIPAL
   AMOUNT IN
   THOUSANDS                                                  VALUE
----------------                                         --------------
                     CORPORATE BONDS (7.4%)
                     Aerospace (0.4%)
  $  4,000           Lockheed Martin Corp.
                       7.45% due 06/15/04 ............   $    3,891,360
     5,000           Lockheed Martin Corp.
                       8.20% due 12/01/09 ............        4,926,850
                                                         --------------
                                                              8,818,210
                                                         --------------
                     Alcoholic Beverages (0.2%)
     4,000           Seagram (Joseph E.) & Sons, Inc.
                       6.80% due 12/15/08 ............        3,718,360
                                                         --------------
                     Broadcasting (0.1%)
     3,000           Liberty Media Group - 144A**
                       8.25% due 02/01/30 ............        2,973,750
                                                         --------------
                     Cable Television (0.4%)
     5,000           Continental Cablevision, Inc.
                       9.50% due 08/01/13 ............        5,471,700
     4,000           Tele-Communications, Inc.
                       8.35% due 02/15/05 ............        4,124,000
                                                         --------------
                                                              9,595,700
                                                         --------------
                     Department Stores (0.2%)
     4,000           Saks, Inc.
                       7.00% due 07/15/04 ............        3,759,160
                                                         --------------
                     Discount Chains (0.2%)
     4,000           Wal-Mart Stores, Inc.
                       6.875% due 08/10/09 ...........        3,816,760
                                                         --------------
                     Diversified Financial Services (0.2%)
     4,000           General Electric Capital Corp.
                       6.52% due 10/08/02 ............        3,937,680
                                                         --------------
                     Diversified Manufacturing (0.0%)
       100           Tyco International Group SA
                       (Luxembourg)
                       6.375% due 06/15/05 ...........           92,901
                                                         --------------
                     Electric Utilities (0.4%)
     1,900           Enserch Corp.
                       7.125% due 06/15/05 ...........        1,824,665
     4,000           Public Service Electric & Gas Co.
                       6.00% due 05/01/00 ............        3,993,000
     4,000           Texas Utilities Electric Co.
                       8.125% due 02/01/02 ...........        4,047,440
                                                         --------------
                                                              9,865,105
                                                         --------------
                     Finance Companies (0.9%)
     4,000           Ford Motor Credit Co.
                       6.375% due 11/05/08 ...........        3,638,280
  $  4,000           General Motors Acceptance Corp.
                       6.75% due 12/10/02 ............   $    3,944,040
     4,000           General Motors Acceptance Corp.
                       7.75% due 01/19/10 ............        3,972,960
     4,000           Heller Financial, Inc.
                       5.75% due 09/25/01 ............        3,901,160
     4,000           IBM Credit Corp.
                       6.64% due 10/29/01 ............        3,968,400
       100           MBNA Capital I (Series A)
                       8.278% due 12/01/26 ...........           88,204
                                                         --------------
                                                             19,513,044
                                                         --------------
                     Integrated Oil Companies (0.2%)
     4,000           Amerada Hess Corp.
                       7.875% due 10/01/29 ...........        3,891,120
                                                         --------------
                     International Banks (0.2%)
     4,000           Dresdner Funding Trust - 144A**
                       8.151% due 06/30/31 ...........        3,798,240
                                                         --------------
                     Investment Bankers/Brokers/
                       Services (0.2%)
     4,000           Bear Stearns Co., Inc.
                       7.625% due 02/01/05 ...........        3,939,440
                                                         --------------


                     Major Banks (0.9%)
     8,000           BankBoston National
                       7.00% due 09/15/07 ............        7,663,920
     4,000           KeyCorp (Series A)
                       7.826% due 12/01/26 ...........        3,658,480
     4,000           Society Corp.
                       8.125% due 06/15/02 ...........        4,044,480
     4,000           U.S. Bancorp
                       6.75% due 10/15/05 ............        3,829,720
                                                         --------------
                                                             19,196,600
                                                         --------------
                     Major Pharmaceuticals (0.3%)
     3,500           Abbott Laboratories
                       6.40% due 12/01/06 ............        3,323,845
     4,000           Johnson & Johnson
                       6.95% due 09/01/29 ............        3,790,520
                                                         --------------
                                                              7,114,365
                                                         --------------
                     Major U.S. Telecommunications (0.5%)
     4,000           MCI WorldCom, Inc.
                       6.125% due 08/15/01 ...........        3,940,800
     4,000           MCI Worldcom Inc.
                       7.55% due 04/01/04 ............        4,001,040
     4,000           Sprint Capital Corp.
                       6.875% due 11/15/28 ...........        3,488,640
                                                         --------------
                                                             11,430,480
                                                         --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS January 31, 2000 (unaudited) continued




     PRINCIPAL
     AMOUNT IN
     THOUSANDS                                                       VALUE
------------------                                               --------------
                     Media Conglomerates (0.2%)
  $  4,000           Time Warner, Inc.
                       6.625% due 05/15/29 .....................   $    3,324,000
                                                                 --------------
                     Mid-Sized Banks (0.2%)
     4,000           Compass Bank
                       8.10% due 08/15/09 ......................        4,008,160
                                                                 --------------
                     Motor Vehicles (0.2%)
     4,000           DaimlerChrysler North American
                       Holdings Co.
                       7.40% due 01/20/05 ....................        3,964,280
                                                                 --------------
                     Oil/Gas Transmission (0.3%)
     4,000           Enron Corp.
                       7.125% due 05/15/07 ...................        3,826,240
     4,000           Yosemite Securities Trust I - 144A**
                       8.25% due 11/15/04 ....................        3,934,800
                                                                 --------------
                                                                      7,761,040
                                                                 --------------
                     Other Telecommunications (0.3%)
     4,000           U.S. West Capital Funding, Inc.
                       6.875% due 07/15/28 ...................        3,474,760
     4,000           U.S. West Capital Funding, Inc. -
                       144A**
                       6.875% due 08/15/01 ...................        3,971,800
                                                                 --------------
                                                                      7,446,560
                                                                 --------------
                     Package Goods/Cosmetics (0.3%)
     4,000           Proctor & Gamble Co.
                       6.60% due 12/15/04 ....................        3,878,880
     4,000           Proctor & Gamble Co.
                       6.45% due 01/15/26 ....................        3,531,960
                                                                 --------------
                                                                      7,410,840
                                                                 --------------
                     Railroads (0.6%)
     4,000           Norfolk Southern Corp.
                       6.70% due 05/01/00 ....................        4,000,240
       954           Southern Pacific Transportation
                     Co. (Series B)
                       7.28% due 04/30/15 ....................          898,498
     4,000           Union Pacific Corp.
                       6.79% due 11/09/07 ....................        3,756,680
     4,000           Union Pacific Corp.
                       6.34% due 11/25/03 ....................        3,809,280
                                                                 --------------
                                                                     12,464,698
                                                                 --------------
                     Smaller Banks (0.0%)
       100           Centura Capital Trust I - 144A**
                       8.845% due 06/01/27 ...................           94,576
                                                                 --------------
                     TOTAL CORPORATE BONDS
                     (Identified Cost $164,441,185) ..........      161,935,069
                                                                 --------------


     PRINCIPAL
     AMOUNT IN
     THOUSANDS                                                        VALUE
------------------                                               ---------------
                     U.S. GOVERNMENT & AGENCY
                     OBLIGATIONS (11.9%)
  $  6,000           Federal Farm Credit Bank
                       6.00% due 10/01/01 ....................   $    5,918,760
    10,000           Federal Home Loan Banks
                       4.875% due 01/22/02 ...................        9,620,000
                     Federal Home Loan Mortgage Corp.
    10,000             5.125% due 10/15/08 ...................        8,587,600
    11,000             6.625% due 09/15/09 ...................       10,445,930
        69             8.50% due 07/01/02 ....................           67,879
        47             9.00% due 08/01/02 ....................           46,609
                     Federal National Mortgage Assoc.
     7,000             5.625% due 05/14/04 ...................        6,586,860
    12,000             6.16% due 08/07/28 ....................       10,320,120
                     U.S. Treasury Bond
     6,500             5.25% due 02/15/29 ....................        5,410,080
    16,000             5.50% due 08/15/28 ....................       13,807,840
    42,800             6.25% due 08/15/23 ....................       40,834,196
       100             6.375% due 08/15/27 ...................           97,164
       200             6.625% due 02/15/27 ...................          200,474
     1,565             6.875% due 08/15/25 ....................        1,612,967
     6,500             7.25% due 05/15/16 ....................        6,830,330
       150             7.625% due 02/15/25 ...................          168,040
                     U.S. Treasury Note
    48,450             4.00% due 10/31/00 ....................       47,665,594
    33,000             5.375% due 02/15/01 ...................       32,658,450
     3,300             5.625% due 11/30/00 ...................        3,282,576
     1,000             5.625% due 02/28/01 ...................          991,650
       100             5.75% due 08/15/03 ....................           97,075
     6,500             5.875% due 11/30/01 ...................        6,416,670
     6,000             6.25% due 02/28/02 ....................        5,956,800
     4,000             6.25% due 08/31/02 ....................        3,961,480
     1,140             6.25% due 02/15/03 ....................        1,126,685
    16,600             6.50% due 08/15/05 ....................       16,413,084
     7,000             6.50% due 10/15/06 ....................        6,902,210
     1,150             6.625% due 06/30/01 ...................        1,150,713
     1,100             6.875% due 05/15/06 ...................        1,106,556
     3,000             7.00% due 07/15/06 ....................        3,036,570
     1,100             7.25% due 05/15/04 ....................        1,120,856
     2,000             7.25% due 08/15/04 ....................        2,038,900
        75             7.50% due 11/15/01 ....................           76,067
     5,000             7.875% due 11/15/04 ...................        5,222,750
                                                                 --------------
                     TOTAL U.S. GOVERNMENT &
                     AGENCIES OBLIGATIONS
                     (Identified Cost $262,787,569) ..........      259,779,535
                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS January 31, 2000 (unaudited) continued


 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                     VALUE
-----------                                              -----------------
              SHORT-TERM INVESTMENTS (16.6%)
              U.S. GOVERNMENT AGENCIES (a) (15.9%)
$ 100,000     Federal Home Loan Mortgage Corp.
               5.48% due 02/22/00 ....................   $   99,680,333
  248,000     Federal Home Loan Mortgage Corp.
               5.75% due 02/01/00 ....................      248,000,000
                                                         --------------
              TOTAL U.S. GOVERNMENT AGENCIES
              (Amortized Cost $347,680,333)...........      347,680,333
                                                         --------------
              REPURCHASE AGREEMENT (0.7%)
   14,401     The Bank of New York 5.75%
                due 02/01/00 (dated 01/31/00;
                proceeds $14,403,021) (b)
                (Identified Cost $14,400,721).........       14,400,721
                                                         --------------
              TOTAL SHORT-TERM INVESTMENTS
              (Identified Cost $362,081,054)..........      362,081,054
                                                         --------------


TOTAL INVESTMENTS
(Identified Cost $1,711,803,373) (c)..... 101.0 %     2,207,844,594
LIABILITIES IN EXCESS OF OTHER
ASSETS .................................. (1.0)         (21,362,293)
                                          ----        -------------
NET ASSETS .............................. 100.0 %    $2,186,482,301
                                          =======    ==============

--------------------------------
ADR        American Depository Receipt.
*          Non-income producing security.
**         Resale is restricted to qualified institutional investors.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $15,072,596 Federal Home Loan Bank 6.50% due 01/06/04 valued at $14,688,764.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $516,770,700 and the aggregate gross unrealized depreciation is $20,729,479, resulting in net unrealized appreciation of $496,041,221.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2000 (unaudited)


ASSETS:
Investments in securities, at value
  (identified cost $1,711,803,373) ................................      $2,207,844,594
Receivable for :
   Investments sold ...............................................          41,912,927
   Interest .......................................................           8,514,143
   Shares of beneficial interest sold .............................           5,618,631
   Dividends ......................................................             820,117
Prepaid expenses and other assets .................................             127,309
                                                                         --------------
   TOTAL ASSETS ...................................................       2,264,837,721
                                                                         --------------
LIABILITIES:
Payable for:
   Investments purchased ..........................................          73,308,095
   Shares of beneficial interest repurchased ......................           2,363,032
   Plan of distribution fee .......................................           1,517,035
   Investment management fee ......................................             979,058
Accrued expenses and other payables ...............................             188,200
                                                                         --------------
   TOTAL LIABILITIES ..............................................          78,355,420
                                                                         --------------
   NET ASSETS .....................................................      $2,186,482,301
                                                                         ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................................      $1,572,268,109
Net unrealized appreciation .......................................         496,039,839
Accumulated undistributed net investment income ...................           5,088,115
Accumulated undistributed net realized gain .......................         113,086,238
                                                                         --------------
   NET ASSETS .....................................................      $2,186,482,301
                                                                         ==============
CLASS A SHARES:
Net Assets ........................................................         $81,311,098
Shares Outstanding (unlimited authorized, $.01 par value) .........           3,937,390
   NET ASSET VALUE PER SHARE ......................................              $20.65
                                                                                 ======
   MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value) ................              $21.79
                                                                                 ======
CLASS B SHARES:
Net Assets ........................................................      $1,998,377,794
Shares Outstanding (unlimited authorized, $.01 par value) .........          96,753,458
   NET ASSET VALUE PER SHARE ......................................              $20.65
                                                                                 ======
CLASS C SHARES:
Net Assets ........................................................         $25,784,078
Shares Outstanding (unlimited authorized, $.01 par value) .........           1,252,388
   NET ASSET VALUE PER SHARE ......................................              $20.59
                                                                                 ======
CLASS D SHARES:
Net Assets ........................................................         $81,009,331
Shares Outstanding (unlimited authorized, $.01 par value) .........           3,918,771
   NET ASSET VALUE PER SHARE ......................................              $20.67
                                                                                 ======

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended January 31, 2000 (unaudited)


NET INVESTMENT INCOME:
INCOME
Interest ................................................................    $ 22,537,367
Dividends (net of $9,796 foreign withholding tax) .......................       5,561,714
                                                                             ------------
   TOTAL INCOME .........................................................      28,099,081
                                                                             ------------
EXPENSES
Plan of distribution fee (Class A shares) ...............................          89,837
Plan of distribution fee (Class B shares) ...............................       8,612,376
Plan of distribution fee (Class C shares) ...............................          99,873
Investment management fee ...............................................       5,467,095
Transfer agent fees and expenses ........................................         813,045
Registration fees .......................................................          91,233
Shareholder reports and notices .........................................          69,114
Custodian fees ..........................................................          57,201
Professional fees .......................................................          33,790
Trustees' fees and expenses .............................................           8,234
Other ...................................................................          11,477
                                                                             ------------
   TOTAL EXPENSES .......................................................      15,353,275
                                                                             ------------
   NET INVESTMENT INCOME ................................................      12,745,806
                                                                             ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
   Investments ..........................................................     171,582,339
   Foreign exchange transactions ........................................          (1,787)
                                                                             ------------
   NET GAIN .............................................................     171,580,552
                                                                             ------------
Net change in unrealized appreciation/depreciation on:
   Investments ..........................................................      53,242,813
   Net translation of other assets and liabilities denominated in foreign
     currencies .........................................................          (1,680)
                                                                             ------------
   NET APPRECIATION .....................................................      53,241,133
                                                                             ------------
   NET GAIN .............................................................     224,821,685
                                                                             ------------
NET INCREASE ............................................................    $237,567,491
                                                                             ============



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS




                                                             FOR THE SIX         FOR THE YEAR
                                                            MONTHS ENDED             ENDED
                                                          JANUARY 31, 2000       JULY 31, 1999
------------------------------------------------------------------------------------------------
                                                              (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................    $   12,745,806       $   18,966,053
Net realized gain ....................................       171,580,552          176,815,551
Net change in unrealized appreciation ................        53,241,133          (21,193,908)
                                                          --------------       --------------
   NET INCREASE ......................................       237,567,491          174,587,696
                                                          --------------       --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A shares ....................................          (570,492)            (846,187)
   Class B shares ....................................        (8,415,581)         (16,039,877)
   Class C shares ....................................           (86,163)             (91,734)
   Class D shares ....................................          (674,720)          (1,409,321)
Net realized gain
   Class A shares ....................................        (6,239,051)          (4,000,964)
   Class B shares ....................................      (157,446,517)        (129,295,238)
   Class C shares ....................................        (1,738,095)            (696,343)
   Class D shares ....................................        (6,302,510)          (5,750,340)
                                                          --------------       --------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................      (181,473,129)        (158,130,004)
                                                          --------------       --------------
Net increase from transactions in shares of beneficial
  interest ...........................................       143,333,865          201,010,037
                                                          --------------       --------------
   NET INCREASE ......................................       199,428,227          217,467,729
NET ASSETS:
Beginning of period ..................................     1,987,054,074        1,769,586,345
                                                          --------------       --------------
   END OF PERIOD
   (Including undistributed net investment income of
   $5,088,115 and $2,089,265, respectively) ..........    $2,186,482,301       $1,987,054,074
                                                          ==============       ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS January 31, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Strategist Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to maximize the total return of its investments. The Fund seeks to achieve its objective by actively allocating its assets among major asset categories of equity and fixed-income securities and money market instruments. The Fund was organized as a Massachusetts business trust on August 5, 1988 and commenced operations on October 31, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial STATEMENTS in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS January 31, 2000 (unaudited) continued

service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS January 31, 2000 (unaudited) continued

F. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; and 0.45% to the portion of daily net assets exceeding $2 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS January 31, 2000 (unaudited) continued

Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the implementation of the Plan on November 8, 1989 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's implementation of the Plan upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $36,702,941 at January 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS January 31, 2000 (unaudited) continued

broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $148, $864,686 and $6,943, respectively and received $46,400 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the six months ended January 31, 2000 aggregated $1,334,127,769 and $1,472,051,161, respectively. Included in the aforementioned are purchases and sales/maturities/prepayments of U.S. Government securities of $362,927,583 and $353,038,297, respectively.

At January 31, 2000, the Fund's receivable for investment sold included unsettled trades with DWR of $2,811,144. For the six months ended January 31, 2000, the Fund incurred brokerage commissions with DWR of $76,837, for portfolio transactions executed on behalf of the Fund.

For the six months ended January 31, 2000, the Fund incurred brokerage commissions of $156,028 with Morgan Stanley & Co., Inc. an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At January 31, 2000, the Fund's payable for investments purchased included unsettled trades with Morgan Stanley & Co., Inc. of $12,954,110.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $1,200.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended January 31, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,315. At January 31, 2000, the Fund had an accrued pension liability of $72,628 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS January 31, 2000 (unaudited) continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                                            FOR THE SIX
                                                                            MONTHS ENDED
                                                                          JANUARY 31, 2000
                                                                  --------------------------------
                                                                            (unaudited)
                                                                      SHARES           AMOUNT
                                                                  -------------- -----------------
CLASS A SHARES
Sold ............................................................    1,113,112    $    22,548,383
Reinvestment of dividends and distributions .....................       20,488            404,871
Acquisition of Dean Witter Global Asset Allocation Fund .........          -                  -
Redeemed ........................................................     (391,061)        (8,006,417)
                                                                     ---------    ---------------
Net increase - Class A ..........................................      742,539         14,946,837
                                                                     ---------    ---------------
CLASS B SHARES
Sold ............................................................   15,141,502        305,008,132
Reinvestment of dividends and distributions .....................      376,884          7,440,740
Acquisition of Dean Witter Global Asset Allocation Fund .........          -                  -
Redeemed ........................................................   (9,718,129)      (199,522,633)
                                                                    ----------    ---------------
Net increase - Class B ..........................................    5,800,257        112,926,239
                                                                    ----------    ---------------
CLASS C SHARES
Sold ............................................................      561,206         11,404,960
Reinvestment of dividends and distributions .....................        4,164             81,913
Acquisition of Dean Witter Global Asset Allocation Fund .........          -                  -
Redeemed ........................................................     (115,941)        (2,383,697)
                                                                    ----------    ---------------
Net increase - Class C ..........................................      449,429          9,103,176
                                                                    ----------    ---------------
CLASS D SHARES
Sold ............................................................      568,636         11,405,804
Reinvestment of dividends and distributions .....................       30,734            608,223
Acquisition of Dean Witter Global Asset Allocation Fund .........          -                  -
Acquisition of Dean Witter Retirement Series - Strategist
 Series .........................................................          -                  -
Redeemed ........................................................     (275,635)        (5,656,414)
                                                                    ----------    ---------------
Net increase - Class D ..........................................      323,735          6,357,613
                                                                    ----------    ---------------
Net increase in Fund ............................................    7,315,960    $   143,333,865
                                                                    ==========    ===============



                                                                             FOR THE YEAR
                                                                                ENDED
                                                                            JULY 31, 1999
                                                                  ----------------------------------
                                                                       SHARES            AMOUNT
                                                                  ---------------- -----------------
CLASS A SHARES
Sold ............................................................      1,934,094    $    37,196,680
Reinvestment of dividends and distributions .....................        245,489          4,408,793
Acquisition of Dean Witter Global Asset Allocation Fund .........         15,373            288,931
Redeemed ........................................................       (724,574)       (14,041,119)
                                                                       ---------    ---------------
Net increase - Class A ..........................................      1,470,382         27,853,285
                                                                       ---------    ---------------
CLASS B SHARES
Sold ............................................................     16,874,303        326,909,527
Reinvestment of dividends and distributions .....................      7,311,689        131,234,901
Acquisition of Dean Witter Global Asset Allocation Fund .........      2,202,447         41,353,775
Redeemed ........................................................    (17,441,832)      (337,838,267)
                                                                     -----------    ---------------
Net increase - Class B ..........................................      8,946,607        161,659,936
                                                                     -----------    ---------------
CLASS C SHARES
Sold ............................................................        575,043         11,155,902
Reinvestment of dividends and distributions .....................         41,974            752,113
Acquisition of Dean Witter Global Asset Allocation Fund .........          7,608            142,546
Redeemed ........................................................       (211,043)        (4,034,449)
                                                                     -----------    ---------------
Net increase - Class C ..........................................        413,582          8,016,112
                                                                     -----------    ---------------
CLASS D SHARES
Sold ............................................................        546,959         10,529,031
Reinvestment of dividends and distributions .....................        367,018          6,620,451
Acquisition of Dean Witter Global Asset Allocation Fund .........            667             12,537
Acquisition of Dean Witter Retirement Series - Strategist
 Series .........................................................        897,233         16,687,220
Redeemed ........................................................     (1,565,127)       (30,368,535)
                                                                     -----------    ---------------
Net increase - Class D ..........................................        246,750          3,480,704
                                                                     -----------    ---------------
Net increase in Fund ............................................     11,077,321    $   201,010,037
                                                                     ===========    ===============

6. FEDERAL INCOME TAX STATUS


Foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net foreign currency losses of approximately $3,000 during fiscal 1999.

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS January 31, 2000 (unaudited) continued

At July 31, 1999, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.


7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Asset and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.


At January 31, 2000, there were no outstanding forward contracts.


8. FUND ACQUISITIONS

As of the close business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series - Strategist Series ("Retirement Strategist") pursuant to a plan of reorganization approved by shareholders of Retirement Strategist on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 897,233 Class D shares of the Fund at a net asset value of $18.60 per share for 1,340,444 shares of Retirement Strategist. The net assets of the Fund and Retirement Strategist immediately before the acquisition were $1,627,181,276 and $16,687,220, respectively, including unrealized appreciation of $2,135,461 for Retirement Strategist. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,643,868,496.

As of close business on September 18, 1998, the Fund acquired all the net assets of Dean Witter Global Asset Allocation Fund ("Global") pursuant to a plan of reorganization approved by the shareholders of Global on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 15,373 Class A shares of the Fund at a net asset value of $18.79 per share for 25,295 Class A shares of Global; 2,202,447 Class B shares of the Fund at a net asset value of $18.77 per share for 3,610,474 Class B shares of Global; 7,608 Class C shares of the Fund at a net asset value of $18.73 per share for 12,522 Class C shares of Global; and 667 Class D shares of the Fund at a net asset value of $18.81 per share for 1,097 Class D shares of Global. The net assets of the Fund and Global immediately before the acquisition were $1,661,862,178 and $41,797,789, respectively, including unrealized appreciation of $4,590,506 for Global. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,703,659,967.

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                                                          FOR THE PERIOD
                                                      FOR THE SIX         FOR THE YEAR    FOR THE YEAR   JULY 28, 1997*
                                                     MONTHS ENDED            ENDED           ENDED          THROUGH
                                                   JANUARY 31, 2000      JULY 31, 1999   JULY 31, 1998   JULY 31, 1997
-------------------------------------------------------------------------------------------------------------------------
                                                       (unaudited)
CLASS A SHARES ++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............       $20.16               $20.23         $18.75           $18.40
                                                        ------               ------         ------           ------
Income from investment operations:
 Net investment income ..........................         0.19                 0.32           0.36             0.01
 Net realized and unrealized gain ...............         2.21                 1.46           2.06             0.34
                                                        ------               ------         ------           ------
Total income from investment operations .........         2.40                 1.78           2.42             0.35
                                                        ------               ------         ------           ------
Less dividends and distributions from:
 Net investment income ..........................        (0.16)               (0.32)         (0.43)             -
 Net realized gain ..............................        (1.75)               (1.53)         (0.51)             -
                                                        ------               ------         ------           ------
Total dividends and distributions ...............        (1.91)               (1.85)         (0.94)             -
                                                        ------               ------         ------           ------
Net asset value, end of period ..................       $20.65               $20.16         $20.23           $18.75
                                                        ======               ======         ======           ======
TOTAL RETURN+ ...................................        12.45%(1)            10.01%         13.48%            1.90%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................         0.88%(2)(3)          0.87%(3)       0.91%            0.92%(2)
Net investment income ...........................         1.83%(2)(3)          1.66%(3)       1.85%            5.06%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........      $81,311              $64,418        $34,891              $79
Portfolio turnover rate .........................           82%(1)              121%            92%             158%

-------------

*    The date shares were first issued.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FINANCIAL HIGHLIGHTS, continued

                                                      FOR THE SIX
                                                     MONTHS ENDED
                                                  JANUARY 31, 2000++
                                                ----------------------
                                                     (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..........        $20.16
                                                       ------
Income from investment operations:
 Net investment income ........................          0.12
 Net realized and unrealized gain .............          2.21
                                                       ------
Total income from investment operations .......          2.33
                                                       ------
Less dividends and distributions from:
 Net investment income ........................         (0.09)
 Net realized gain ............................         (1.75)
                                                       ------
Total dividends and distributions .............         (1.84)
                                                       ------
Net asset value, end of period ................        $20.65
                                                       ======
TOTAL RETURN+  ................................         12.06%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ......................................          1.54%(2)(3)
Net investment income .........................          1.17%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .......    $1,998,378
Portfolio turnover rate .......................            82%(1)

                                                                        FOR THE YEAR ENDED JULY 31
                                                --------------------------------------------------------------------------
                                                     1999++           1998++        1997*++          1996          1995
                                                ----------------- -------------- -------------- -------------- -----------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..........       $20.23           $18.75           $16.02       $15.87      $14.43
                                                      ------           ------           ------       ------      ------
Income from investment operations:
 Net investment income ........................         0.19             0.24             0.39         0.30        0.34
 Net realized and unrealized gain .............         1.46             2.06             4.10         1.43        1.86
                                                      ------           ------           ------       ------      ------
Total income from investment operations .......         1.65             2.30             4.49         1.73        2.20
                                                      ------           ------           ------       ------      ------
Less dividends and distributions from:
 Net investment income ........................        (0.19)           (0.31)           (0.36)       (0.32)      (0.29)
 Net realized gain ............................        (1.53)           (0.51)           (1.40)       (1.26)      (0.47)
                                                      ------           ------           ------       ------      ------
Total dividends and distributions .............        (1.72)           (0.82)           (1.76)       (1.58)      (0.76)
                                                      ------           ------           ------       ------      ------
Net asset value, end of period ................       $20.16           $20.23           $18.75       $16.02      $15.87
                                                      ======         ========           ======       ======      ======
TOTAL RETURN+  ................................         9.23%           12.77%           29.73%       11.47%      16.05%
RATIOS TO AVERAGE NET ASSETS:
Expenses ......................................         1.57%(3)         1.54%            1.56%        1.58%       1.63%
Net investment income .........................         0.96%(3)         1.24%            2.29%        1.88%       2.35%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .......   $1,833,935       $1,659,037       $1,540,880   $1,259,305    $877,595
Portfolio turnover rate .......................          121%              92%             158%         174%        179%

--------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were purchased prior to November 8, 1989 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the Old Shares)) and shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. have been designated Class B shares. The Old Shares and shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FINANCIAL HIGHLIGHTS, continued


                                                                                                            FOR THE PERIOD
                                                         FOR THE SIX         FOR THE YEAR    FOR THE YEAR   JULY 28, 1997*
                                                        MONTHS ENDED            ENDED           ENDED          THROUGH
                                                      JANUARY 31, 2000      JULY 31, 1999   JULY 31, 1998   JULY 31, 1997
                                                  ------------------------ --------------- --------------- ---------------
                                                       (unaudited)
CLASS C SHARES ++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............        $20.11                 $20.19         $18.75          $18.40
                                                         ------                 ------         ------          ------
Income from investment operations:
 Net investment income ..........................          0.11                   0.16           0.21            0.01
 Net realized and unrealized gain ...............          2.21                   1.47           2.06            0.34
                                                         ------                 ------         ------          ------
Total income from investment operations .........          2.32                   1.63           2.27            0.35
                                                         ------                 ------         ------          ------
Less dividends and distributions from:
 Net investment income ..........................         (0.09)                 (0.18)         (0.32)            -
 Net realized gain ..............................         (1.75)                 (1.53)         (0.51)            -
                                                         -------                ------         ------          ------
Total dividends and distributions ...............         (1.84)                 (1.71)         (0.83)            -
                                                         ------                 ------         ------          ------
Net asset value, end of period ..................        $20.59                 $20.11         $20.19          $18.75
                                                         ======                 ======         ======          =======
TOTAL RETURN + ..................................         12.02%(1)               9.15%         12.66%           1.90%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................          1.63%(2)(3)            1.65%(3)       1.66%           1.67%(2)
Net investment income ...........................          1.08%(2)(3)            0.88%(3)       1.08%           4.38%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........       $25,784                $16,147         $7,861            $114
Portfolio turnover rate .........................            82%(1)                121%            92%            158%

--------------
 *    The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FINANCIAL HIGHLIGHTS, continued


                                                                                                            FOR THE PERIOD
                                                         FOR THE SIX         FOR THE YEAR    FOR THE YEAR   JULY 28, 1997*
                                                        MONTHS ENDED            ENDED           ENDED          THROUGH
                                                      JANUARY 31, 2000      JULY 31, 1999   JULY 31, 1998   JULY 31, 1997
---------------------------------------------------------------------------------------------------------------------------
                                                       (unaudited)
CLASS D SHARES ++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............         $20.18                $20.25         $18.75          $18.40
                                                          ------                ------         ------          ------
Income from investment operations:
 Net investment income ..........................           0.22                  0.37           0.41            0.01
 Net realized and unrealized gain ...............           2.21                  1.45           2.06            0.34
                                                          ------                ------         ------          ------
Total income from investment operations .........           2.43                  1.82           2.47            0.35
                                                          ------                ------         ------          ------
Less dividends and distributions from:
 Net investment income ..........................          (0.19)                (0.36)         (0.46)            -
 Net realized gain ..............................          (1.75)                (1.53)         (0.51)            -
                                                          ------                ------         ------          ------
Total dividends and distributions ...............          (1.94)                (1.89)         (0.97)            -
                                                          ------                ------         ------          ------
Net asset value, end of period ..................         $20.67                $20.18         $20.25          $18.75
                                                          ======                ======         ======          ======
TOTAL RETURN + ..................................          12.58%(1)             10.23%         13.80%           1.90%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................           0.63%(2)(3)           0.65%(3)       0.66%           0.67%(2)
Net investment income ...........................           2.08%(2)(3)           1.88%(3)       2.12%           5.40%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........        $81,009               $72,554        $67,797         $57,938
Portfolio turnover rate .........................             82%(1)               121%            92%            158%

--------------

* The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Mark Bavoso
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.



MORGAN STANLEY
DEAN WITTER
STRATEGIST FUND


[GRAPHIC OMITTED]


SEMIANNUAL REPORT
JANUARY 31, 2000